Amounts receivable (Schedule of Amounts Receivable) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Amounts due from government assistance and government loans	$ 7	$ 10
Sales tax receivable	557	151
Revenue from subcontracts	33	10
Other	740	90
Amounts receivable (note 5)	$ 1,337	$ 261